FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 85,556	SFr 81,818
Investment securities	1,006	1,479
Loans	12,662	14,873
Other assets	10,402	7,263
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,715	14,828
Short-term borrowings	11,333	8,068
Long-term debt	70,331	63,935
Other liabilities	7,891	9,001
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,277
Loans	280,568	269,147
Other assets	114,543	117,353
Financial liabilities
Due to banks and deposits	396,867	375,403
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,052	13,857
Long-term debt	81,674	90,373
Other liabilities	15,867	16,357
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,278
Loans	289,899	276,872
Other assets	114,545	117,523
Financial liabilities
Due to banks and deposits	396,872	375,429
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,052	13,859
Long-term debt	84,141	90,505
Other liabilities	15,873	16,285
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	101,600	99,976
Financial liabilities
Due to banks and deposits	189,419	196,674
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,243
Loans	278,337	269,825
Other assets	12,225	16,750
Financial liabilities
Due to banks and deposits	207,453	178,755
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,052	13,859
Long-term debt	83,018	89,651
Other liabilities	15,705	16,101
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	35
Loans	11,562	7,047
Other assets	720	797
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,123	854
Other liabilities	SFr 168	SFr 184